Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Quarterly Financial Data [Abstract]
Summary of Quarterly Financial Data
	For the three months ended				Year Ended
	June 30, 2020	September 30, 2020	December 31, 2020	March 31, 2021	March 31, 2021
Revenue
Air ticketing	3,756	10,873	18,168	24,216	57,013
Hotels and packages	1,121	4,388	24,405	38,062	67,976
Bus ticketing	338	2,652	10,096	11,809	24,895
Other revenue	1,146	3,139	4,137	5,134	13,556
Total revenue	6,361	21,052	56,806	79,221	163,440
Other income	1,360	416	479	1,417	3,672
Service cost
Procurement cost of hotels and packages services	237	397	6,167	12,345	19,146
Other cost of providing services	97	313	1,172	1,580	3,162
Personnel expenses	24,980	25,356	26,579	28,746	105,661
Marketing and sales promotion expenses	884	2,294	7,795	11,768	22,741
Other operating expenses	7,627	10,308	15,020	18,120	51,075
Depreciation and amortization	8,483	8,870	7,895	7,762	33,010
Result from operating activities	(34,587)	(26,070)	(7,343)	317	(67,683)
Loss before tax	(34,704)	(21,309)	(3,569)	(967)	(60,549)
Profit (loss) for the period	(34,570)	(21,177)	(3,496)	3,201	(56,042)

	For the three months ended				Year Ended
	June 30, 2019	September 30, 2019	December 31, 2019	March 31, 2020	March 31, 2020
Revenue
Air ticketing	44,613	45,992	47,911	35,845	174,361
Hotels and packages	68,524	46,763	72,989	47,538	235,814
Bus ticketing	18,321	14,257	17,737	14,694	65,009
Other revenue	10,279	10,945	8,252	6,869	36,345
Total revenue	141,737	117,957	146,889	104,946	511,529
Other income	35	152	781	95	1,063
Service cost
Procurement cost of hotels and packages services	46,123	27,934	43,273	24,074	141,404
Other cost of providing services	3,429	2,818	3,353	3,316	12,916
Personnel expenses	31,157	32,564	31,659	34,456	129,836
Marketing and sales promotion expenses	54,526	40,054	44,994	27,029	166,603
Other operating expenses	41,263	38,072	40,273	65,793	185,401
Depreciation and amortization	8,172	8,547	8,492	8,471	33,682
Impairment of goodwill	—	—	—	272,160	272,160
Result from operating activities	(42,898)	(31,880)	(24,374)	(330,258)	(429,410)
Loss before tax	(42,624)	(36,597)	(29,599)	(338,726)	(447,546)
Loss for the period	(42,592)	(36,803)	(29,511)	(338,611)	(447,517)